Cash	12 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash	Note 7. Cash
	30 June 2020	30 June 2019
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	3,250,468	5,119,887
Total Cash	3,250,468	5,119,887